Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue [abstract]
Gold credit sales	$ 162,293	$ 159,272	$ 297,319	$ 318,794
Silver credit sales	119,562	62,526	265,724	132,033
Concentrate sales	29,893	16,616	57,613	31,027
Revenue from sale of silver	149,455	79,142	323,337	163,060
Palladium credit sales	10,822	9,540	23,097	20,890
Cobalt sales	7,823		10,759
Total sales revenue	$ 330,393	$ 247,954	$ 654,512	$ 502,744
Gold
Gold credit sales	50.00%	64.00%	44.00%	64.00%
Silver
Silver credit sales	36.00%	25.00%	41.00%	26.00%
Concentrate sales	9.00%	7.00%	9.00%	6.00%
Revenue from sale	45.00%	32.00%	50.00%	32.00%
Palladium
Palladium credit sales	3.00%	4.00%	4.00%	4.00%
Cobalt sales	2.00%	0.00%	2.00%	0.00%
Total sales revenue	100.00%	100.00%	100.00%	100.00%